Expenses by Nature - Summary of Expenses by Nature (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Expenses by nature [abstract]
Employee compensation		₨ 450,075	₨ 332,371	₨ 326,571
Sub-contracting and technical fees		108,589	83,609	90,521
Cost of hardware and software		6,431	7,684	11,491
Travel		7,320	5,258	18,169
Facility expenses		25,269	20,255	19,733
Depreciation, amortization and impairment	[1]	30,911	27,656	20,862
Communication		5,760	6,069	4,812
Legal and professional fees		7,561	5,561	4,733
Rates, taxes and insurance		4,548	3,475	3,004
Marketing and brand building		2,010	1,011	2,532
Lifetime expected credit loss/ (write-back)		(797)	1,506	1,043
Miscellaneous expenses	[2]	9,512	4,836	5,344
Total cost of revenues, selling and marketing expenses and general and administrative expenses		₨ 657,189	₨ 499,291	₨ 508,815

[1]	Depreciation, amortization, and impairment includes an impairment charge on certain software platforms, capital work-in-progress, property, plant and equipment and intangible assets amounting to ₹ Nil, ₹ 2,418 and ₹ Nil, for the year ended March 31, 2020, 2021 and 2022, respectively.
[2]	Miscellaneous expenses for the year ended March 31, 2021, includes an amount of ₹ 991 towards COVID-19 contributions.